BALANCE SHEET COMPONENTS - Intangible Assets, Net (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Finite-Lived Intangible Assets [Line Items]
Total future amortization expense	$ 291
Trademarks and purchased technology
Finite-Lived Intangible Assets [Line Items]
Gross	2,305	$ 2,162
Accumulated Amortization	(2,014)	(1,742)
Total future amortization expense	$ 291	$ 420